UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Exchange Listed Funds Trust

High Yield ETF

(Formerly Peritus High Yield ETF)

Semi-Annual Report

December 31, 2018

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2018 (Unaudited)

High Yield ETF
Schedule of Investments	1
Summary of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Disclosure of Fund Expenses	21
Board Consideration of Approval of Sub-Advisory Agreement	22
Other Information	24

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is diversified. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF SCHEDULE OF INVESTMENTS	December 31, 2018 (Unaudited)

Principal Amount		Value
CORPORATE BONDS – 58.4%
	Aerospace/Defense – 0.4%
$350,000	Arconic, Inc. 6.150%, 8/15/2020	$358,349
350,000	TransDigm, Inc. 5.500%, 10/15/2020«	347,812
		706,161
	Agriculture – 2.2%
	Pyxus International, Inc.
1,500,000	8.500%, 4/15/2021¤,«	1,488,750
	Vector Group Ltd.
2,350,000	6.125%, 2/1/2025¤,«	2,009,250
		3,498,000
	Airlines – 0.2%
350,000	American Airlines Group, Inc. 5.500%, 10/1/2019¤	352,625
	Auto Manufacturers – 0.4%
350,000	Ford Motor Credit Co. LLC 8.125%, 1/15/2020	363,452
350,000	General Motors Financial Co., Inc. 3.700%, 11/24/2020«	348,743
		712,195
	Chemicals – 2.7%
	CVR Partners LP/CVR Nitrogen Finance Corp.
2,283,000	9.250%, 6/15/2023¤,«	2,382,881
1,500,000	Hexion, Inc. 10.000%, 4/15/2020«	1,245,000
350,000	Huntsman International LLC 4.875%, 11/15/2020«	352,625
360,000	INVISTA Finance LLC 4.250%, 10/15/2019¤	359,134
		4,339,640
	Commercial Services – 6.1%
1,547,000	ACE Cash Express, Inc. 12.000%, 12/15/2022¤,«	1,357,492
350,000	ADT Security Corp. 5.250%, 3/15/2020	352,625
1,000,000	Flexi-Van Leasing, Inc. 10.000%, 2/15/2023¤,«	815,000
2,000,000	LSC Communications, Inc. 8.750%, 10/15/2023¤,«	2,062,500
350,000	Nielsen Finance LLC/Nielsen Finance Co. 4.500%, 10/1/2020«	346,500
2,892,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	2,761,860

Principal Amount		Value
CORPORATE BONDS (Continued)
	Commercial Services (Continued)
$2,450,000	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875%, 6/1/2021«	$2,260,125
		9,956,102
	Computers – 4.7%
250,000	Dell, Inc. 5.875%, 6/15/2019	251,875
2,298,663	DynCorp International, Inc. 11.875%, 11/30/2020«	2,379,116
2,000,000	Exela Intermediate LLC/Exela Finance, Inc. 10.000%, 7/15/2023¤,«	1,917,500
	Harland Clarke Holdings Corp.
1,500,000	6.875%, 3/1/2020¤,«	1,466,250
1,835,600	8.375%, 8/15/2022¤,«	1,681,869
		7,696,610
	Diversified Financial Services – 4.9%
350,000	Ally Financial, Inc. 3.750%, 11/18/2019	349,563
2,000,000	CNG Holdings, Inc. 9.375%, 5/15/2020¤,«	1,880,000
1,500,000	Curo Group Holdings Corp. 8.250%, 9/1/2025¤,«	1,185,000
2,000,000	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. 8.500%, 8/15/2021¤,«	1,984,780
350,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp. 7.375%, 4/1/2020¤,«	350,437
750,000	Navient Corp. 5.875%, 3/25/2021	720,937
250,000	Springleaf Finance Corp. 5.250%, 12/15/2019	251,220
1,500,000	TMX Finance LLC/TitleMax Finance Corp. 11.125%, 4/1/2023¤,«	1,212,675
		7,934,612
	Electrical Components & Equipment – 1.6%
2,746,000	Artesyn Embedded Technologies, Inc. 9.750%, 10/15/2020¤,«	2,553,780
	Energy-Alternate Sources – 0.8%
1,332,000	Enviva Partners LP/Enviva Partners Finance Corp. 8.500%, 11/1/2021«	1,370,295

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2018 (Unaudited)

Principal Amount		Value
CORPORATE BONDS (Continued)
	Food – 0.8%
$250,000	Safeway, Inc. 5.000%, 8/15/2019	$248,750
1,000,000	Simmons Foods, Inc. 7.750%, 1/15/2024¤,«	1,010,000
		1,258,750
	Healthcare-Products – 0.9%
1,500,000	Agiliti Health, Inc. 7.625%, 8/15/2020«	1,490,625
	Healthcare-Services – 0.4%
350,000	Centene Corp. 5.625%, 2/15/2021«	351,750
250,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	254,062
		605,812
	Home Builders – 0.2%
350,000	Lennar Corp. 4.500%, 11/15/2019«	348,250
	Household Products/Wares – 0.6%
1,000,000	Spectrum Brands Holdings, Inc. 7.750%, 1/15/2022«	1,015,000
	Internet – 0.2%
350,000	Symantec Corp. 4.200%, 9/15/2020	346,999
	Investment Companies – 1.9%
3,075,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026¤,«	3,050,016
	Lodging – 0.6%
1,000,000	Marriott Ownership Resorts, Inc./ILG LLC 6.500%, 9/15/2026¤,«	968,750
	Media – 5.0%
3,027,000	Lee Enterprises, Inc. 9.500%, 3/15/2022¤,«	3,102,675
2,266,000	McClatchy Co. 9.000%, 7/15/2026¤,«	2,237,675
2,570,000	Urban One, Inc. 7.375%, 4/15/2022¤,«	2,441,500
350,000	Warner Media LLC 4.750%, 3/29/2021	359,016
		8,140,866
	Mining – 0.8%
1,250,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026¤,«	1,253,125
	Miscellaneous Manufacturing – 4.0%
1,000,000	FXI Holdings, Inc. 7.875%, 11/1/2024¤,«	860,000
Principal Amount		Value
CORPORATE BONDS (Continued)
	Miscellaneous Manufacturing (Continued)
$350,000	General Electric Co. 4.375%, 9/16/2020	$349,644
2,000,000	LSB Industries, Inc. 9.625%, 5/1/2023¤,«	2,040,000
3,560,000	Techniplas LLC 10.000%, 5/1/2020¤,«	3,293,000
		6,542,644
	Oil & Gas – 3.8%
2,015,000	Eclipse Resources Corp. 8.875%, 7/15/2023«	1,737,937
2,368,000	Par Petroleum LLC/Par Petroleum Finance Corp. 7.750%, 12/15/2025¤,«	2,119,360
2,931,000	Sanchez Energy Corp. 7.250%, 2/15/2023¤,«	2,403,420
		6,260,717
	Oil & Gas Services – 2.4%
2,500,000	Basic Energy Services, Inc. 10.750%, 10/15/2023¤,«	2,162,500
635,000	FTS International, Inc. 6.250%, 5/1/2022«	568,325
1,500,000	Hi-Crush Partners LP 9.500%, 8/1/2026¤,«	1,110,000
		3,840,825
	Packaging & Containers – 0.2%
350,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750%, 10/15/2020«	349,563
	Pharmaceuticals – 2.8%
2,000,000	HLF Financing Sarl LLC/Herbalife International, Inc. 7.250%, 8/15/2026¤,«	1,972,500
2,486,000	Horizon Pharma, Inc./Horizon Pharma USA, Inc. 8.750%, 11/1/2024¤,«	2,535,720
		4,508,220
	Pipelines – 1.6%
2,705,000	Martin Midstream Partners LP/Martin Midstream Finance Corp. 7.250%, 2/15/2021«	2,583,275
	Real Estate – 0.2%
350,000	Realogy Group LLC/Realogy Co.-Issuer Corp. 4.500%, 4/15/2019¤	349,563

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2018 (Unaudited)

Principal Amount		Value
CORPORATE BONDS (Continued)
	Retail – 2.1%
$1,500,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020«	$1,078,125
350,000	GameStop Corp. 5.500%, 10/1/2019¤,«	349,563
1,000,000	Guitar Center Escrow Issuer, Inc. 9.500%, 10/15/2021¤,«	927,500
1,105,000	Party City Holdings, Inc. 6.625%, 8/1/2026¤,«	1,008,312
		3,363,500
	Software – 0.2%
350,000	VMware, Inc. 2.950%, 8/21/2022«	333,892
	Telecommunications – 5.5%
350,000	AT&T, Inc. 4.450%, 5/15/2021	357,781
2,990,000	Consolidated Communications, Inc. 6.500%, 10/1/2022«	2,646,150
2,500,000	Frontier Communications Corp. 8.500%, 4/1/2026¤,«	2,193,750
2,174,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.500%, 7/1/2022¤,«	2,323,463
250,000	Qwest Corp. 6.750%, 12/1/2021	256,238
250,000	Sprint Communications, Inc. 11.500%, 11/15/2021	284,375
1,000,000	Windstream Services LLC/Windstream Finance Corp. 8.625%, 10/31/2025¤,«	895,000
		8,956,757
	Venture Capital – 0.2%
350,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, 8/1/2020«	350,000
	Total Corporate Bonds	95,037,169
	(Cost $100,322,883)

Term Loans – 20.3%
	Coal – 2.3%
1,845,049	Foresight Energy LLC 8.547% (3-Month US LIBOR+575 basis points), 3/16/2022@,«	1,815,832
2,205,122	Murray Energy Corp. 10.547% (1-Month US LIBOR+775 basis points), 10/17/2022@	1,896,405
		3,712,237

Principal Amount		Value
Term Loans (Continued)
	Commercial Services – 1.2%
$2,000,000	RR Donnelley & Sons Co. 7.773% (3-Month US LIBOR+500 basis points), 1/15/2024@,«	$1,966,670
	Food – 3.1%
2,985,000	BI-LO LLC 10.736% (1-Month US LIBOR+800 basis points), 5/15/2024@,«	2,868,078
2,249,986	Flavors Holdings, Inc. 8.547% (3-Month US LIBOR+575 basis points), 4/3/2020@,«	2,092,487
		4,960,565
	Healthcare-Services – 1.1%
1,980,000	21st Century Oncology, Inc. 8.905% (3-Month US LIBOR+612 basis points), 1/16/2023@	1,791,900
	Machinery-Diversified – 1.4%
2,464,899	Eastman Kodak Co. 9.001% (2-Month US LIBOR+625 basis points), 9/3/2019@,«	2,342,689
	Oil & Gas – 4.8%
2,750,000	Fieldwood Energy LLC 10.037% (3-Month US LIBOR+725 basis points), 4/11/2023@	2,428,250
3,773,985	Osum Production Corp. 8.238% (3-Month US LIBOR+550 basis points), 7/31/2020@,«	3,415,456
2,000,000	Par Petroleum LLC 9.537% (3-Month US LIBOR+675 basis points), 1/11/2026@,«	1,965,000
		7,808,706
	Pipelines – 0.9%
1,496,250	AL Midcoast Holdings LLC 8.233% (1-Month US LIBOR+550 basis points), 6/30/2025@,«	1,456,510
	Retail – 2.4%
1,974,747	California Pizza Kitchen, Inc. 8.691% (1-Month US LIBOR+600 basis points), 8/23/2022@,«	1,920,442
	General Nutrition Centers, Inc.
1,572,381	11.986% (1-Month US LIBOR+925 basis points), 3/4/2021@,«	1,466,245
572,350	9.736% (1-Month US LIBOR+700 basis points), 1/2/2023@,«	569,010
		3,955,697
	Transportation – 3.1%
1,741,206	Livingston International, Inc. 8.511% (3-Month US LIBOR+575 basis points), 3/30/2020@	1,727,067

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2018 (Unaudited)

Principal Amount		Value
Term Loans (Continued)
	Transportation (Continued)
$986,487	Navios Maritime Partners LP 7.801% (3-Month US LIBOR+500 basis points), 9/14/2020@,«	$979,907
2,517,064	YRC Worldwide, Inc. 11.252% (1-Month US LIBOR+850 basis points), 7/26/2022@,«	2,374,963
		5,081,937
	Total Term Loans (Cost $34,439,885)	33,076,911
Foreign Bonds – 16.6%
	Aerospace/Defense – 0.6%
1,000,000	Bombardier, Inc. 6.000%, 10/15/2022 (Canada)¤,«	942,500
	Agriculture – 1.4%
2,318,000	Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)¤,«	2,271,640
	Banks – 0.4%
350,000	Barclays PLC 2.875%, 6/8/2020 (United Kingdom)	344,020
350,000	Deutsche Bank A.G. 2.500%, 2/13/2019 (Germany)	349,345
		693,365
	Commercial Services – 1.2%
1,025,000	Cimpress N.V. 7.000%, 6/15/2026 (Netherlands)¤,«	989,125
1,000,000	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)¤,«	1,050,000
		2,039,125
	Food – 3.1%
2,350,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)¤,«	2,258,938
2,814,000	JBS USA LUX S.A./JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)¤,«	2,754,202
		5,013,140
	Mining – 5.4%
2,500,000	Ferroglobe PLC/Globe Specialty Metals, Inc. 9.375%, 3/1/2022 (United Kingdom)¤,«	2,062,500
2,000,000	First Quantum Minerals Ltd. 7.000%, 2/15/2021 (Zambia)¤,«	1,923,750
2,538,000	IAMGOLD Corp. 7.000%, 4/15/2025 (Canada)¤,«	2,398,410
2,775,000	New Gold, Inc. 6.250%, 11/15/2022 (Canada)¤,«	2,344,875
		8,729,535
Principal Amount		Value
Foreign Bonds (Continued)
	Oil & Gas – 0.9%
$1,500,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)¤,«	$1,485,000
	Oil & Gas Services – 1.8%
1,250,000	Calfrac Holdings LP 8.500%, 6/15/2026 (Canada)¤,«	893,750
2,000,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)¤,«	1,985,000
		2,878,750
	Telecommunications – 0.2%
350,000	Telefonica Emisiones S.A. 5.462%, 2/16/2021 (Spain)	362,903
	Transportation – 1.6%
2,825,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)¤,«	2,690,813
	Total Foreign Bonds
	(Cost $28,655,926)	27,106,771

Number of Shares
Common Stock – 0.0%
	Forest Products & Paper – 0.0%
75,655	Appvion Holding Corp.*,^,µ	—
	Total Common Stocks	—
	(Cost $2,022,607)
	Short-Term Investments – 4.6%
7,535,071	JPMorgan U.S. Government Money Market Fund, 2.30%#	7,535,071
	Total Short-Term Investments	7,535,071
	(Cost $7,535,071)
	Total Investments – 99.9%
	(Cost $172,976,372)	162,755,922
	Other Assets in Excess of Liabilities – 0.1%	101,093
	Total Net Assets –100.0%	$162,857,015

«	Callable.

¤	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $91,717,818, which represents approximately 56.3% of net assets as of December 31, 2018.

@	Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2018. For

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2018 (Unaudited)

securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

*	Non-income producing security.

^	Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of this security is $0 (0.0% of total net assets).

µ	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. Total value of these securities is $0.

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	As of December 31, 2018 (Unaudited)

Percent of Total Net Assets
Aerospace/Defense	1.0%
Agriculture	3.6%
Airlines	0.2%
Auto Manufacturers	0.4%
Banks	0.4%
Chemicals	2.7%
Coal	2.3%
Commercial Services	8.5%
Computers	4.7%
Diversified Financial Services	4.9%
Electrical Components & Equipment	1.6%
Energy-Alternate Sources	0.8%
Food	7.0%
Forest Products & Paper	0.0%
Healthcare-Products	0.9%
Healthcare-Services	1.5%
Home Builders	0.2%
Household Products/Wares	0.6%
Internet	0.2%
Investment Companies	1.9%
Lodging	0.6%
Machinery-Diversified	1.4%
Media	5.0%
Mining	6.2%
Miscellaneous Manufacturing	4.0%
Oil & Gas	9.5%
Oil & Gas Services	4.2%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
Pipelines	2.5%
Real Estate	0.2%
Retail	4.5%
Software	0.2%
Telecommunications	5.7%
Transportation	4.7%
Venture Capital	0.2%
Short-Term Investments	4.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	December 31, 2018 (Unaudited)

High Yield ETF
Assets:
Investments, at value (Cost $172,976,372)	$162,755,922
Cash	325,149
Dividends and interest receivable	2,858,727
Other assets	31
Total Assets	165,939,829

Liabilities:
Advisory fee payable	173,861
Investment securities purchased	2,908,953
Total Liabilities	3,082,814

Net Assets	$162,857,015

Net Assets Consist of:
Capital	$355,714,240
Total distrubtable earnings (loss)	(192,857,225)
Net Assets	$162,857,015

Net Assets	$162,857,015
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	4,800,000
Net Asset Value, Offering and Redemption Price Per Share	$33.93

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended December 31, 2018 (Unaudited)

High Yield ETF
Investment Income:
Interest	$7,807,636
Securities lending	2,887
Total Investment Income	7,810,523

Expenses:
Advisory fees	1,107,628
Total Expenses	1,107,628

Net Investment Income (Loss)	6,702,895

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(4,677,946)
Net realized gain (loss) on securities sold short	2,500
Change in unrealized appreciation/(depreciation) on investments	(9,282,912)
Change in unrealized appreciation/(depreciation) on securities sold short	6,250
Net Realized and Unrealized Gain (Loss) on Investments	(13,952,108)

Change in Net Assets Resulting From Operations	$(7,249,213)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	December 31, 2018

	High Yield ETF*
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$6,702,895	$11,599,270
Net realized gain (loss) on investments and securities sold short	(4,675,446)	1,859,887
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(9,276,662)	(844,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,249,213)	12,614,971

Distributions to Shareholders:(1)	(6,560,153)	(11,711,791)

Capital Transactions:
Proceeds from shares issued	10,983,744	29,474,065
Cost of shares redeemed	(10,570,017)	(23,934,533)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	413,727	5,539,532

Total Increase (Decrease) in Net Assets	(13,395,639)	6,442,712

Net Assets:
Beginning of period	176,252,654	169,809,942
End of period(2)	$162,857,015	$176,252,654

Share Transactions:
Issued	300,000	800,000
Redeemed	(300,000)	(650,000)
Net Increase (Decrease) in Share Transactions	—	150,000

*	Formerly known as, Peritus High Yield ETF.

(1)	The SEC eliminated the requirement for separate disclosure of distributions paid to shareholders in 2018. For the year ended June 30, 2018, the Fund distributed $11,711,791 from net investment income.

(2)	The SEC eliminated the requirement to disclose undistributed net investment income (loss) in 2018. For the year ended June 30, 2018, net assets included accumulated undistributed net investment income of $140,061.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distribution to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Distributions of Net Realized Gains by other Investment Companies	Total from Investment Activities(3)	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(4)	Total Return at Market Price(2)(5)	Expenses, net of expense waivers and reimbursements(6)	Expenses, prior to expense waivers and reimbursements(6)	Net Investment Income(6)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(8)
High Yield Fund*
Six months ended December 31, 2018 (unaudited)	$36.72	1.38	(2.82)	—	(1.44)	(1.35)	—	(1.35)	$33.93	(4.08)%	(4.48)%	1.25%	1.25%	7.57%	$162,857	56%
Year ended June 30, 2018	$36.52	2.66	0.23	—	2.89	(2.69)	—	(2.69)	$36.72	8.19%	9.34%	1.28%(7)	1.28%(7)	7.23%	$176,253	133%
Year ended June 30, 2017	$33.88	2.71	2.49	0.00(9)	5.20	(2.56)	—	(2.56)	$36.52	15.72%	14.33%	1.24%	1.24%	7.55%	$169,810	147%
Year ended June 30, 2016	$40.65	3.11	(6.93)	—	(3.82)	(2.95)	—	(2.95)	$33.88	(9.34)%	(9.20)%	1.22%	1.28%	8.77%	$201,601	79%
Year ended June 30, 2015	$53.27	3.59	(12.33)	—	(8.74)	(3.88)	—	(3.88)	$40.65	(16.82)%	(16.88)%	1.23%	1.23%	7.65%	$375,991	88%
Year ended June 30, 2014	$50.43	4.14	2.69	—	6.83	(3.95)	(0.04)	(3.99)	$53.27	14.04%	15.20%	1.18%	1.18%	7.95%	$1,075,997	87%
*	Formerly known as, Peritus High Yield ETF.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized.

(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

(6)	Annualized for periods less than one year.

(7)	The expense ratio includes expense for Dividend Payable on Securities Sold Short of 0.00% for the year ended June 30, 2018.

(8)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(9)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the High Yield ETF (the “Fund”) (formerly known as Peritus High Yield ETF). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Peritus High Yield ETF commenced operations on December 1, 2010 as a separate series of the AdvisorShares Trust which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares. On September 6, 2018, the Peritus High Yield ETF was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”) and is classified as a diversified investment company under the 1940 Act. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis.  The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to net asset value (“NAV”) per share.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. The Fund also may invest in equity securities that PhaseCapital LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, corporate bonds, common stocks, term loans, repurchase agreements and foreign bonds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

The following is a summary of the valuations as of December 31, 2018 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3		Total
Investments(1)
Corporate Bonds	$—	$95,037,169	$—		$95,037,169
Term Loans	—	33,076,911	—		33,076,911
Foreign Bonds	—	27,106,771	—		27,106,771
Common Stock	—	—	—	(2)	—
Short-Term Investments	7,535,071	—	—		7,535,071
Total	$7,535,071	$155,220,851	$—		$162,755,922

(1)	For a detailed break-out of investments by corporate bonds, term loans, foreign bonds, common stock, and short-term investments, please refer to the Schedule of Investments.

(2)	Appvion Holding Corp. is a common stock in the Forest Products & Paper sector.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

High Yield ETF
Beginning balance as of June 30, 2018	$—
Transfers into Level 3 during the period	2,025,201
Transfers out of Level 3 during the period	—
Total realized and change in unrealized gain/(loss)	(2,025,201)
Purchases	—
Sales	—
Ending balance as of December 31, 2018	$—

The Level 3 investments as of December 31, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income separately in the Statement of Operations. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of December 31, 2018, the Fund had $0 in unsettled domestic loan commitments.

(e) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(f) Repurchase Agreement

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. For the period ended December 31, 2018, the Fund did not have any repurchase agreements outstanding.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

(g) Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic investments and 105% of the value of foreign investments (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan. This could give rise to loss because of adverse market actions, expenses, and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be recorded on the Statement of Operations.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. As of December 31, 2018, the Fund did not lend any securities.

(h) Short Sales

The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (i) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise cover its short position. As of December 31, 2018, the Fund did not hold any securities sold short.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Investment Sub-Advisory Agreement

The Adviser and Sub-Adviser have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund on September 9, 2018. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. Under the sub-advisory agreement, the Adviser pays a fee to the Sub-Adviser, which is calculated daily and paid monthly, equal to an annual rate of 0.25% of the average daily net assets of the Fund. Prior to September 9, 2018, the Fund was sub-advised by Peritus I Asset Management, LLC. Under that sub-advisory agreement, the Adviser paid a fee to the Sub-Adviser, which was calculated daily and paid monthly, equal to an annual rate of 0.75% of the average daily net assets of the Fund.

(d) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2018 were as follows:

Fund	Purchases	Sales
High Yield ETF	$95,594,312	$108,923,894

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended December 31, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
High Yield ETF	$7,797,047	$656,019	$(66,649)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Credit Risk: The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk: The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

High-Yield Risk: High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Issuer Risk: The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Loan Participation Risk: The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Management Risk: The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2018 (Unaudited)

Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk: The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Repurchase Agreement Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk: Shares may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended June 30, 2018 and June 30, 2017, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
High Yield ETF
June 30, 2018	$11,717,791	$—	$11,717,791
June 30, 2017	$13,874,887	$—	$13,874,887

As of the tax year ended June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Securities Sold Short	Accumulated Earnings (Deficit)
High Yield ETF	$140,061	$—	$(178,243,819)	$(937,851)	$(6,250)	$—

At December 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield ETF	$172,976,685	$499,143	$(10,719,906)	$(10,220,763)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2018 (Unaudited)

As of the tax year ended June 30, 2018, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
High Yield ETF	$93,930,822	$84,312,997	$178,243,819

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. The changes required by the amendments are reflected throughout this report and had no effect on the Fund’s net assets or results of operations.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	December 31, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	7/1/18	12/31/18		7/1/18-12/31/18
High Yield ETF	$1,000.00	$959.20	1.25%	$6.17
Hypothetical (5% annual return before expenses)*
High Yield ETF	$1,000.00	$1,018.90	1.25%	$6.36

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL SUB-ADVISORY AGREEMENT	December 31, 2018 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on July 25, 2018, the Board considered and approved the following agreement with respect to High Yield ETF (the “Fund”):

•	A sub-advisory agreement between Exchange Traded Concepts, LLC and PhaseCapital LP, (“PhaseCapital” or the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Sub-Advisory Agreement must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Sub-Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Sub-Adviser, and at the Meeting, representatives from the Sub-Adviser presented additional oral and written information to help the Board evaluate the Sub-Adviser’s proposed sub-advisory fee and other aspects of the Among other things, representatives from the Sub-Adviser provided an overview of its advisory businesses, including investment personnel and investment processes, and discussed the services to be provided by the Sub-Adviser. During the Meeting, the Board discussed the materials it received, considered the Sub-Adviser’s oral presentation, and deliberated on the approval of the Sub-Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Sub-Adviser.

In considering whether to approve the Sub-Advisory Agreement, the Board took into consideration (i) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund; (ii) the Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits expected to be enjoyed by the Sub-Adviser or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present prior to determining whether to approve the Sub-Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided to the Fund, the Board considered PhaseCapital’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instrument trades on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; placing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of PhaseCapital’s investment personnel, the quality of PhaseCapital’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that PhaseCapital has appropriate compliance policies and procedures in place. The Board noted that it had been provided with PhaseCapital’s registration form on Form ADV as well as PhaseCapital’s responses to a detailed series of questions, which included a description of PhaseCapital’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board also considered the Fund’s past performance, noting that PhaseCapital, as a new sub-adviser, had no role in the performance of the Fund achieved to date.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by PhaseCapital.

The Board reviewed the sub-advisory fee to be paid to PhaseCapital for its services to the Fund under the Sub-Advisory Agreement. The Board took into consideration that the Fund pays an advisory fee structured as a “unified fee” to ETC, meaning that the Fund pays no expenses, other than certain excluded expenses, and that the sub-advisory fee to be paid to PhaseCapital is to be paid out of ETC’s unified fee and represents an arm’s-length negotiation between ETC and PhaseCapital. The Board considered the costs and expenses to be incurred by PhaseCapital in providing sub-advisory services, evaluated the compensation and benefits to be received by PhaseCapital from its relationship with the Fund, and reviewed a profitability analysis from PhaseCapital with

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL SUB-ADVISORY AGREEMENT (Concluded)	December 31, 2018 (Unaudited)

respect to the Fund. The Board compared the sub-advisory fee proposed to be paid to PhaseCapital to the sub-advisory fee paid to the Fund’s prior sub-adviser, and took into account that the proposed sub-advisory fee is lower. The Board further noted that the terms of the Sub-Advisory Agreement are substantially identical to those of the sub-advisory agreement with the Fund’s prior sub-adviser, with the exception of the parties and, in light of the portfolio management responsibilities of PhaseCapital, the sub-advisory fee to be paid, and the effective and termination dates. In light of this information, the Board concluded that the sub-advisory fee appeared reasonable in light of the services to be rendered. The Board considered the potential for economies of scale as Fund assets grow. The Board concluded that to date, no significant economies of scale had yet been achieved, and the Board noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Sub-Advisory Agreement.

No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	December 31, 2018 (Unaudited)

Trademark License/Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Fund’s website at www.hyldetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

PhaseCapital LP

122 Hudson Street, 4th Floor

New York, NY 10013

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of PhaseCapital LP’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll free 844-880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free 844-880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	February 27, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	February 27, 2019